Schedule II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
Schedule II VALUATION AND QUALIFYING ACCOUNTS
Schedule II VALUATION AND QUALIFYING ACCOUNTS

Schedule II

PENSKE AUTOMOTIVE GROUP, INC.

VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Year	Additions	Deductions, Recoveries, & Other	Balance at End of Year

Year Ended December 31, 2013
Allowance for doubtful accounts	$2.8	$1.0	$(0.4)	$3.4
Tax valuation allowance	14.6	1.6	(1.6)	14.6
Year Ended December 31, 2012
Allowance for doubtful accounts	$2.0	$0.8	$—	$2.8
Tax valuation allowance	11.8	3.0	(0.2)	14.6
Year Ended December 31, 2011
Allowance for doubtful accounts	$1.8	$1.0	$(0.8)	$2.0
Tax valuation allowance	7.3	8.8	(4.3)	11.8